Related Party Transactions and Balances - Schedule of Related Parties and their Relationships with the Company (Details)	6 Months Ended
Jun. 30, 2026
Fuji Solar Co., Ltd. (“Fuji Solar”) [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship with the Company	Controlled by the controlling shareholder of the Company
VSUN [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship with the Company	Controlled by Fuji Solar
Vietnam Sunergy (Bac Ninh) Company Limited (“VSun Bac Ninh”) [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship with the Company	Wholly owned by VSUN
VSun Solar USA Inc. (“VSun USA”) [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship with the Company	Wholly owned by VSUN
VSun China Co., Ltd. (“VSun China”) [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship with the Company	Wholly owned by VSUN
Vietnam Sunergy Wafer Co., Ltd. (“VSun Wafer”) [Member]
Schedule of Related Parties and their Relationships with the Company [Line Items]
Relationship with the Company	Wholly owned by VSUN